RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (Q3) (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 22, 2020	Jul. 13, 2020
Balance Sheet [Abstract]
Net tangible asset threshold for redeeming Public Shares	$ 5,000,001					$ 5,000,001
Class A common stock subject to possible redemption	132,250,000	$ 132,250,000	$ 132,250,000	$ 132,250,000	$ 132,250,000
Additional paid-in capital	0	0	0	0	0
Accumulated deficit	(13,762,084)	(17,961,998)	(15,592,402)	(18,050,670)	(13,901,875)
Total Stockholders' Equity (Deficit)	$ (13,761,753)	(17,961,667)	(15,592,071)	(18,050,339)	(13,901,544)		$ 0
Class A Common Stock [Member]
Balance Sheet [Abstract]
Common stock subject to possible redemption, price (in dollars per share)	$ 10.00
Class A common stock subject to possible redemption				132,250,000
Class A common stock	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock subject to possible redemption (in shares)	13,225,000	13,225,000	13,225,000	13,225,000	13,225,000
As Previously Reported [Member]
Balance Sheet [Abstract]
Net tangible asset threshold for redeeming Public Shares				$ 5,000,001
Class A common stock subject to possible redemption		$ 109,288,323	$ 111,657,920		$ 113,348,455
Additional paid-in capital		9,474,126	7,104,553		5,414,035
Accumulated deficit		(4,474,677)	(2,105,081)		(414,554)
Total Stockholders' Equity (Deficit)		5,000,010	5,000,009		5,000,001
As Previously Reported [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Common stock subject to possible redemption, price (in dollars per share)				$ 10.00
Class A common stock		$ 230	$ 206		$ 189
Common stock subject to possible redemption (in shares)		10,928,252	11,165,366		11,334,808
Adjustments [Member]
Balance Sheet [Abstract]
Class A common stock subject to possible redemption		$ 22,961,677	$ 20,592,080		$ 18,901,545
Additional paid-in capital		(9,474,126)	(7,104,553)		(5,414,035)
Accumulated deficit		(13,487,321)	(13,487,321)		(13,487,321)
Total Stockholders' Equity (Deficit)		(22,961,677)	(20,592,080)		(18,901,545)
Adjustments [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A common stock		$ (230)	$ (206)		$ (189)
Common stock subject to possible redemption (in shares)		2,296,748	2,059,634		1,890,192